Accounts receivable - Percentage of revenues by client (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable
Allowance for doubtful accounts	$ 38,223	$ 67,482	$ 67,733	$ 184,579
Aeroenlaces Nacionales, S. A. de C. V.
Accounts Receivable
Percentage of entity's accounts receivable	20.40%	19.25%	16.99%
Percentage of entity's revenue	15.19%	13.72%	12.54%
Concesionaria Vuela Compañía de Aviacion, S.A.P.I. de C.V.
Accounts Receivable
Percentage of entity's accounts receivable	18.14%	18.42%	4.80%
Percentage of entity's revenue	12.74%	13.43%	9.35%
ABC Aerolíneas, S. A. de C. V.
Accounts Receivable
Percentage of entity's accounts receivable	1.08%	8.41%	5.90%
Percentage of entity's revenue	11.06%	11.93%	13.45%
Aerolitoral, S. A. de C. V.
Accounts Receivable
Percentage of entity's accounts receivable	24.21%	17.68%	21.04%
Percentage of entity's revenue	14.17%	14.33%	15.59%
Compañía Mexicana de Aviación, S. A. de C. V., Aerovias Caribe, S. A. de C. V. y Mexicana Inter, S. A. de C. V.
Accounts Receivable
Percentage of entity's accounts receivable		0.60%	2.97%
Amount owed from clients fully reserved		$ 13,611	$ 13,611
Aerovías de México, S. A. de C.V.
Accounts Receivable
Percentage of entity's accounts receivable	6.01%	6.27%	8.20%
Percentage of entity's revenue	4.85%	5.08%	5.98%